UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08897

SPARROW FUNDS

(Exact Name of Registrant as Specified in Charter)

211 N. Broadway, Ste. 2080, St. Louis, MO  63102

 (Address of Principal Executive Offices, Zip Code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147
 (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (314) 725-6161

Date of fiscal year end:  08/31

Date of reporting period: 5/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	May 31, 2016 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 100.37%

Agriculture Production-Livestock & Animal Specialties - 0.44%
1,110	Cal-Maine Foods, Inc.	49,395

Apparel & Other Finished Products of Fabric - 1.42%
5,920	Hanesbrands, Inc.	160,254

Beverages - 14.18%
2,625	Brown Forman, Inc. Class-A	275,730
3,890	Coca-Cola Company	173,494
1,830	Constellation Brands, Inc.	280,265
2,445	Diageo PLC	266,823
2,150	Dr. Pepper Snapple Group, Inc.	196,510
4,910	Heineken NV	227,333
1,755	PepsiCo, Inc.	177,553
		1,597,708
Biological Products (No Diagnostic Substances) - 1.04%
745	Amgen, Inc.	117,673

Bottled & Canned Soft Drinks Carbonated Waters - 2.73%
2,050	Monster Beverage Corp. *	307,500
2,325	National Beverage Corp. *	121,086
		428,586
Business Services - 2.04%
2,910	Visa, Inc. Class A	229,715

Cable & Other Pay Television Services - 2.44%
2,775	Walt Disney Co.	275,336

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 2.40%
3,245	The Kraft Heinz Co.	269,952

Cigarettes - 9.04%
4,150	Altria Group, Inc.	264,106
2,245	British American Tobacco PLC	273,104
2,320	Philip Morris International, Inc.	228,938
5,075	Reynolds American, Inc.	252,228
		1,018,375
Confectioners - 1.99%
2,415	Hershey Co.	224,233

Cookies & Crackers - 1.07%
1,140	J&J snacks Food Shop	120,270
3,175	Snyder's-Lance, Inc.	98,139
		218,409
Dairy Products - 0.63%
1,585	The WhiteWave Foods Company *	70,770

Drug Manufactures - Major - 1.22%
1,220	Johnson & Johnson	137,482

Food & Kindred Products - 3.88%
3,250	Campbell Soup Co.	196,853
3,345	Flowers Foods, Inc.	62,719
2,880	Pinnacle Foods, Inc.	121,334
1,130	The Hain Celestial Group, Inc. *	55,867
		436,772
Grain Mill Products - 1.09%
1,895	Kellogg Co.	140,931
1,620	Post Holdings, Inc. *	123,136
		264,067
Hospital & Medical Service Plan - 1.19%
1,000	United Health Group, Inc.	133,670

Malt Beverages - 6.13%
2,990	Anheuser-Busch InBev	377,398
250	Boston Beer Co, Inc. *	38,850
2,770	Molson Coors Brewing Co.	274,729
		690,976
Measuring & Controlling Devices, NEC - 1.10%
815	Thermo Fisher Scientific, Inc.	123,693

Meat Packing Plants - 1.40%
4,580	Hormel Foods Corp.	157,598

Miscellaneous Food Preparations & Kindred Products - 0.70%
810	McCormick & Company, Incorporated	78,627

Packaged Foods - 1.23%
1,880	Nestle S.A.	138,932

Perfumes, Cosmetics & Other Toilet Preparations - 1.93%
2,370	Estee Lauder Companies, Inc.	217,519

Pharmaceutical Preparations - 3.96%
2,585	Bristol-Myers Squibb Co.	185,345
690	Eli Lilly & Co.	51,771
2,535	Novo-Nordisk A/S ADR (Denmark)	142,061
1,230	Prestige Brands Holdings, Inc. *	66,469
		445,646
Plastics Products, Nec - 1.36%
3,210	Newell Brands, Inc.	153,085

Refrigeration & Service Industry Machine - 1.24%
1,125	Middleby Corp. *	139,725

Restaurants - 0.68%
630	McDonalds Corp.	76,898

Retail Stores - 3.02%
470	Amazon.com, Inc. *	339,711

Retail-Building Materials, Hardware, Garden Supply - 0.78%
300	Sherwin Williams Co.	87,327

Retail-Drug Stores & Proprietary Stores - 2.73%
1,665	CVS Health Corp.	160,589
1,905	Walgreens Boot Alliance, Inc.	147,447
		308,036
Rubber & Plastics Footwear - 1.71%
3,480	Nike, Inc. Class B	192,166

Services-Business Services, NEC - 1.56%
1,835	MasterCard, Inc.	175,977

Services-Computer Programming, Data Processing, Etc - 5.79%
465	Alphabet, Inc. *	348,215
2,560	Facebook, Inc. *	304,154
		652,369
Services-Prepackaged Software - 1.91%
4,070	Microsoft Corp.	215,710

Services-Video Tape Rental - 1.59%
1,750	Netflix, Inc. *	179,498

Soap, Detergent & Cleaning Preparations - 5.62%
1,260	Church & Dwight, Inc.	124,085
2,000	Ecolab, Inc.	234,480
1,760	Proctor & Gamble Co.	142,630
2,940	Unilever N.V.	131,594
		632,790
Specialty Cleaning, Polishing and Sanitation - 0.54%
470	The Clorox Company	60,414

Specialty Eateries - 1.42%
2,905	Starbucks Corp.	159,455

Sugar & Confectionery Products - 0.53%
1,660	Tootsie Roll Industries, Inc.	59,411

Tobacco - 3.10%
2,100	Imperial Brands PLC	228,480
6,110	Japan Tobacco, Inc.	121,039
		349,519
Wholesale-Groceries & Related Products - 0.36%
335	Domino's Pizza, Inc.	40,495

TOTAL FOR COMMON STOCKS (Cost 10,295,202) - 100.37%		$ 11,307,972

TOTAL INVESTMENTS (Cost $10,295,202) - 100.37% ***		$ 11,307,972

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.37%		(42,064)

NET ASSETS - 100.00%		$ 11,265,908

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at May 31, 2016.

*** At May 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,295,202 amounted to $1,012,771, which consisted of aggregate gross unrealized appreciation of $1,154,235 and aggregate gross unrealized depreciation of $141,464.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,295,202 amounted to $1,012,771, which consisted of aggregate gross unrealized appreciation of $1,154,235 and aggregate gross unrealized depreciation of $141,464.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,307,972	$0	$0	$11,307,972
Total	$11,307,972	$0	$0	$11,307,972

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	7/22/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	7/22/2016